Organization and Principal Activities (Details)																	9 Months Ended	12 Months Ended
	Mar. 07, 2025 $ / shares shares	Mar. 07, 2025 $ / shares shares	Jun. 15, 2023 USD ($)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 CNY (¥)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)	Oct. 25, 2022 shares	Oct. 24, 2022 shares	Aug. 12, 2022	Jul. 31, 2022	Jun. 08, 2022 USD ($) shares	Jun. 06, 2022 shares	Mar. 15, 2022 USD ($) shares	Jan. 01, 2022	Jul. 16, 2021 shares	Mar. 31, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 TWD ($)
Organization and Principal Activities [Line Items]
Date of incorporation																	Jul. 16, 2021	Jul. 16, 2021
Settle debt																				$ 9,040,000.00	¥ 22,200,000	$ 174,020,033
Dr. Yi Lu [Member] | Share Exchange [Member]
Organization and Principal Activities [Line Items]
Shares issued																	385,257	385,257
Beijing Yitan Jiarui Technology Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration amount				$ 71,942	¥ 500,000
Net asset value						$ 71,739	¥ 498,587
Dr. Hung To Pau [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration amount | $														$ 8,000
Issued shares									4,405,625							8,000,000
Sglcell Ltd [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration amount | $												$ 8,000
Issued shares												8,000,000		8,000,000
Chen-Yi Lee [Member]
Organization and Principal Activities [Line Items]
Issued shares									365,368
Advance On Ventures Limited [Member]
Organization and Principal Activities [Line Items]
Issued shares									2,730,000
Yimin Jin [Member]
Organization and Principal Activities [Line Items]
Issued shares									2,193,750
Xiaoyuan Luo [Member]
Organization and Principal Activities [Line Items]
Issued shares									2,060,000
Nanzhen Shen [Member]
Organization and Principal Activities [Line Items]
Issued shares									1,511,250
Jian Wang [Member]
Organization and Principal Activities [Line Items]
Issued shares									1,243,750
Qiang Chen [Member]
Organization and Principal Activities [Line Items]
Issued shares									1,230,000
Hanyu Assets Co. Ltd. [Member]
Organization and Principal Activities [Line Items]
Issued shares								625,000
Newlink Technology Inc. [Member]
Organization and Principal Activities [Line Items]
Issued shares													250,000
Shanghai Sglcell Biotech Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest																	100.00%	100.00%	100.00%
Net asset value | $			$ 0			$ 0
Shanghai Sglcell Biotech Co., Ltd. [Member] | Acquisition of Shanghai Sglcell Biotech Co., Ltd. and its subsidiaries [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest															100.00%
Dr. Yi Lu Ownership [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest											99.93%
Chen-Yi Lee Ownership [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest										0.01%	0.07%
Advanced Biomed HK Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest																	100.00%	100.00%	100.00%
Dr. Yi Lu [Member]
Organization and Principal Activities [Line Items]
Percentage of Equity interest								33.54%		99.99%
Initial Public Offering [Member]
Organization and Principal Activities [Line Items]
Shares issued	1,640,000	1,640,000															1,640,000
Common stock price per share (in Dollars per share) | $ / shares	$ 4	$ 4															$ 4